DEBT - Capacity available (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt capacity available	$ 3,501
Short-term debt	(867)	$ (604)
Letters of credit issued	(1)
Remaining debt capacity available	2,633
Multi-jurisdictional credit facility [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt capacity available	2,500
European facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt capacity available	240
South American facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt capacity available	211
Australian facilities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt capacity available	50
Accounts receivable securitization [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt capacity available	$ 500